      As filed with the Securities and Exchange Commission on May 31, 2000
                                                      1933 Act File No. 33-7638
                                                      1940 Act File No. 811-4777

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               ------------------
                                    FORM N-1A
                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 36

                                       AND
                             REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 38


                              MFS(R) SERIES TRUST I
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code: 617-954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)


     |X| immediately upon filing pursuant to paragraph (b) |_| on [date] pursuant to paragraph (b)
     |_| 60 days after filing pursuant to paragraph (a)(i) |_| on [date] pursuant to paragraph (a)(i)
     |_| 75 days after filing pursuant to paragraph (a)(ii) |_| on [date] pursuant to paragraph (a)(ii) of rule 485.


     If appropriate, check the following box:
     |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

--------------------------------------------------------------------------------

The Prospectus dated January 1, 2000 of MFS Managed Sectors Fund is incorporated in this Post-Effective Amendment No. 36 by reference to the Prospectus of MFS Managed Sectors Fund filed by the Registrant pursuant to Rule 497 under the Securities Act of 1933, as amended, with the Securities and Exchange Commission via EDGAR on January 3, 2000.

The Statement of Additional Information dated January 1, 2000 of MFS Managed Sectors Fund is incorporated in this Post-Effective Amendment No. 36 by reference to the Statement of Additional Information of MFS Managed Sectors Fund filed by the Registrant pursuant to Rule 497 under the Securities Act of 1933, as amended, with the Securities and Exchange Commission via EDGAR on January 3, 2000.

The financial statements included in the Annual Report to Shareholders of MFS Managed Sectors Fund dated August 31, 1999, which was filed by the Registrant with the Securities and Exchange Commission via EDGAR on October 21, 1999, are hereby incorporated by reference to such materials into this Post-Effective Amendment No. 36.

The financial statements included in the Semi-Annual Report to Shareholders of MFS Managed Sectors Fund dated February 29, 2000 filed by the Registrant with the Securities and Exchange Commission via EDGAR on April 25, 2000, are hereby incorporated by reference to such materials into this Post-Effective Amendment No. 36.

           SUPPLEMENT DATED JANUARY 1, 2000 (AS REVISED JUNE 1, 2000)
                           TO THE CURRENT PROSPECTUS

                                       OF

                           MFS(R) MANAGED SECTORS FUND

This supplement describes the fund's class I shares, and it supplements certain information in the fund's Prospectus dated January 1, 2000. The caption headings used in this supplement correspond with the caption headings used in the prospectus.

You may purchase class I shares only if you are an eligible institutional investor, as described under the caption "Description of Share Classes" below.

1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The table is supplemented as follows:

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999

                                                   1 YEAR    5 YEAR    10 YEAR
                                                   ------    ------    -------
     Class I shares                                85.17%    32.03%     19.10%
     S&P 500#+                                     21.04%    28.56%     18.21%
     Lipper Capital Appreciation Fund Index##++    39.19%    24.82%     16.65%
     Average multi-cap growth fund##               52.30%    28.55%     19.17%
--------------------------

 #   Source: Standard & Poor's Micropal, Inc.
##   Source: Lipper Analytical Services, Inc.
 + The Standard and Poor's 500 Composite Index (S&P 500) is a broad-based, unmanaged commonly used measure of common stock total return performance. It is composed of 500 widely held common stocks listed on New York Stock Exchange, American Stock Exchange, and over-the-counter market.
++ The Lipper Mutual Fund Indices are unmanaged, broad-based, net-asset-value-weighted indices of the largest qualifying mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gain distributions and income dividends.

The fund commenced investment operations on December 29, 1986 with the offering of class B shares, and subsequently offered class I shares on January 2, 1997. Class I share performance includes the performance of the fund's class B shares for periods prior to the offering of class I shares. This blended class I share performance has been adjusted to take into account the fact that class I shares have no CDSC. This blended performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of class I shares are lower than those of class B shares, this blended class I share performance is lower than the performance of class I shares would have been had class I shares been offered for the entire period.

2.   EXPENSE SUMMARY

     EXPENSE TABLE. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
     FUND ASSETS):

    Management Fees                                            0.75%
    Distribution and Service (12b-1) Fees..................    None
    Other Expenses(1) .....................................    0.22%
                                                               -----
    Total Annual Fund Operating Expenses(1)................    0.97%

--------------------------

(1) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent and the fund may enter into other similar arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Total Annual Fund Operating Expenses" would be 0.96% for class I shares.

3.   EXAMPLE OF EXPENSES

The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o  The fund's operating expenses remain the same.

The table is supplemented as follows:

            SHARE CLASS     YEAR 1         YEAR 3         YEAR 5        YEAR 10
            -----------     ------         ------         ------        -------

        Class I shares        $99           $309           $536          $1,190

4.   DESCRIPTION OF SHARE CLASSES

The "Description of Share Classes" is supplemented as follows:

If you are an eligible institutional investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

The following eligible institutional investors may purchase class I shares:

     o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates, and;

     o any fund distributed by MFS, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds.

In no event will the fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of class I shares. The payment of any such sales commission or compensation would, under the fund's policies, disqualify the purchaser as an eligible investor in class I shares.

5.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.

6.   FINANCIAL HIGHLIGHTS

The "Financial Highlights" table is intended to help you understand the fund's financial performance. It is supplemented as follows:

The financial highlights for the six months ended February 29, 2000 (unaudited) for Class I shares are presented below and are included in the Semiannual Report to Shareholders of the fund. The unaudited interim financial statements contained in the fund's Semiannual Report and the financial highlights reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the six month period ended February 29, 2000.

FINANCIAL STATEMENTS - CLASS I SHARES

                                                                    SIX MONTHS
                                                                       ENDED
                                                                      2/29/00       YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                                                    (UNAUDITED)       8/31/99         8/31/98         8/31/97*
                                                                    -----------       -------         -------         --------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                $ 14.99          $ 11.10        $ 16.86           $ 13.18
                                                                     -------          -------        -------           -------
Income from investment operations# -
   Net investment loss                                               $ (0.03)         $ (0.03)       $ (0.07)          $ (0.07)
   Net realized and unrealized gain (loss) on investments and
     Foreign currency                                                  12.30             5.72          (2.50)             3.75
                                                                     -------          -------        -------           -------
       Total from investment operations                              $ 12.27          $  5.69        $ (2.57)          $  3.68
                                                                     -------          -------        -------           -------
Less distributions declared to shareholders from net realized
   gain on Investments and foreign currency transactions             $ (2.17)         $ (1.80)       $ (3.19)          $  --
                                                                     --------         --------       --------          -----
Net asset value - end of period                                      $ 25.09          $ 14.99        $ 11.10           $ 16.86
                                                                     -------          -------        -------           -------
Total return                                                            87.18%++         55.45%       (17.72)%           27.92%++
Ratios (to average net assets)/Supplemental data:
   Expenses##                                                            0.97%+           1.01%         1.02%             1.07%+
   Net investment loss                                                  (0.34%)+         (0.21)%       (0.44)%           (0.65)%+
Portfolio turnover                                                       210%             334%          112%                96%
Net assets at end of period (000 omitted)                            $ 7,860          $ 2,829        $ 1,756           $ 2,349
----------------------------------------
 * For the period from the inception of Class I, January 2, 1997, through August 31, 1997.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from directed brokerage and certain offset arrangements.

    THE DATE OF THIS SUPPLEMENT IS JANUARY 1, 2000 (AS REVISED JUNE 1, 2000).

                         MFS(R) MANAGED SECTORS FUND

           SUPPLEMENT DATED JUNE 1, 2000 TO THE CURRENT PROSPECTUS

    This Supplement describes the fund's class C shares, and it supplements certain information in the fund's current Prospectus. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

1. RISK RETURN SUMMARY

BAR CHART

The bar chart shows changes in the annual total returns of the fund's class B shares. The chart and related notes do not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares, but do include the reinvestment of distributions. Any sales charge will reduce your return. The return of the fund's other classes of shares will differ from the class B returns shown in the bar chart, depending upon the expenses of those classes. The bar chart is supplemented as follows:

               1990               (13.66%)
               1991                59.57%
               1992                 3.89%
               1993                 3.68%
               1994                (3.54%)
               1995                32.12%
               1996                16.28%
               1997                24.74%
               1998                10.76%
               1999                83.40%

    The total return for the three-month period ended March 31, 2000 was 6.32%. During the period shown in the bar chart, the highest quarterly return was 58.42% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (22.24)% (for the calendar quarter ended September 30, 1990).

PERFORMANCE TABLE

The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The table is supplemented as follows:

AVERAGE ANNUAL TOTAL RETURNS
  AS OF DECEMBER 31, 1999
                                              1 YEAR      5 YEAR      10 YEAR
-------------------------------------------------------------------------------
Class A shares                                73.95%      30.59%      18.48%
Class B shares                                79.40%      31.10%      18.74%
S&P 500#+                                     21.04%      28.56%      18.21%
Lipper Capital Appreciation Fund Index##++    39.19%      24.82%      16.65%
Average multi-cap growth fund##               52.30%      28.55%      19.17%
----------
 # Source: Standard & Poor's Micropal, Inc.
## Source: Lipper Analytical Services, Inc.
 + The Standard and Poor's 500 Composite Index (S&P 500) is a broad-based, unmanaged commonly used measure of common stock total return performance.
   It is composed of 500 widely held common stocks listed on New York Stock Exchange, American Stock Exchange, and over-the-counter market.
++ The Lipper Mutual Fund Indices are unmanaged, broad-based, net-asset-value-weighted indices of the largest qualifying mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gain distributions and income dividends.

    Class C share performance is not included in the Performance Table because Class C shares were not available for sale as of December 31, 1999. Class A share performance takes into account the deduction of the 5.75% maximum sales charge. Class B share performance takes into account the deduction of the applicable contingent deferred sales charge (referred to as a CDSC), which declines over six years from 4% to 0%.

    The fund commenced investment operations on December 29, 1986 with the offering of class B shares and subsequently offered class A shares on September 20, 1993. Class A share performance includes the performance of the fund's class B shares for periods prior to the offering of class A shares. This blended class A share performance has been adjusted to take into account the initial sales charge (load) applicable to class A shares, rather than the CDSC applicable to class B shares. This blended performance has not been adjusted to take into account differences in class specific operating expenses. Class A share performance generally would have been higher than class B share performance had class A shares been offered for the entire period, because certain operating expenses (e.g., distribution and service fees) attributable to class B shares are higher than those of class A shares.

1. EXPENSE SUMMARY

EXPENSE TABLE

The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 CLASS A          CLASS B          CLASS C
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
of offering price) ...............................................         5.75%             None             None

Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, whichever is less) ........     See Below(1)         4.00%            1.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------------------------------------------------------------------
Management Fees ..................................................         0.75%            0.75%            0.75%

Distribution and Service (12b-1) Fees(2) .........................         0.35%            1.00%            1.00%

Other Expenses(3) ................................................         0.22%            0.22%            0.22%
                                                                           -----            -----            -----
Total Annual Fund Operating Expenses(3) ..........................         1.32%            1.97%            1.97%
------------
(1) An initial sales charge will not be deducted from your purchase if you buy $1 million or more of class A shares, or if you are investing through a retirement plan and your class A purchase meets certain requirements. However, in this case, a contingent deferred sales charge (referred to as a CDSC) of 1% may be deducted from your redemption proceeds if you redeem your investment within 12 months.
(2) The fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class A, B and C shares and the services provided to you by your financial adviser (referred to as distribution and service fees).
(3) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Expenses" do not take into account these expense reductions. Had these expense reductions been taken into account, "Total Annual Fund Operating Expenses"
    would be 1.31% for class A shares and 1.96% for class B and class C shares.

EXAMPLE OF EXPENSES

The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods.

o Your investment has a 5% return each year and dividends and other distributions are reinvested.

o   The fund's operating expenses remain the same.

The table is supplemented as follows:

SHARE CLASS                                                YEAR 1           YEAR 3           YEAR 5           YEAR 10
----------------------------------------------------------------------------------------------------------------------------
Class A shares                                              $702             $969            $1,257           $2,074
Class B shares(1)
  Assuming redemption at end of period                       600              918             1,262            2,128
  Assuming no redemption                                     200              618             1,062            2,128
Class C shares
  Assuming redemption at end of period                       300              618             1,062            2,296
  Assuming no redemption                                     200              618             1,062            2,296
--------
(1) Class B shares convert to class A shares approximately eight years after purchase; therefore, years nine and ten reflect class A expenses.

2. DESCRIPTION OF SHARE CLASSES

The "Description of Share Classes" is supplemented as follows:

The fund offers four classes of shares, each bearing different sales charges and distribution fee arrangements. Class A and class B are described in the Prospectus and Statement of Additional Information, class I shares are described in a separate supplement and are only available to certain institutional investors and class C shares are described below.

CLASS C SHARES

You may purchase class C shares at net asset value without an initial sales charge, but if you redeem your shares within the first year you may be subject to a CDSC of 1.00%. Class C shares have annual distribution and service fees up to a maximum of 1.00% of net assets annually. Class C shares do not convert to any other class of shares of the fund.

CALCULATION OF CDSC

As discussed above, certain investments in class C shares will be subject to a CDSC.

    Purchases of class C shares made on any day during a calendar month will age one year at the close of business on the last day of that month in the following calendar year, and each subsequent year.

    No CDSC is assessed on the value of your account represented by appreciation or additional shares acquired through the automatic reinvestment of dividends or capital gain distributions. Therefore, when you redeem your shares, only the value of the shares in excess of these amounts (i.e., your direct investment) is subject to a CDSC.

    The CDSC will be applied in a manner that results in the CDSC being imposed at the lowest possible rate, which means that the CDSC will be applied against the lesser of your direct investment or the total cost of your shares. The applicability of a CDSC will not be affected by exchanges or transfers of registration, except as described in the SAI.

DISTRIBUTION AND SERVICE FEES

The fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class C shares and the services provided to you by your financial adviser. These annual distribution and service fees may equal up to 1.00% for class C shares (a 0.75% distribution fee and a 0.25% service fee) and are paid out of the assets of this class. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

3. HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

    You may purchase, exchange and redeem class C shares of the fund in the manner described in the prospectus. In addition, you may be eligible to participate in certain investor services and programs to purchase, exchange and redeem these classes of shares, which are described below and in the prospectus under the caption "Investor Services and Programs."

    The maximum investment in class C shares is $1,000,000 per transaction. Class C shares are not available for purchase by any retirement plan qualified under Section 401(a) or 403(b) of the Internal Revenue Code if the plan or its sponsor subscribes to certain recordkeeping services made available by MFSC, such as the MFS Corporate Plan Services 401(k) Plan.

4. INVESTOR SERVICES AND PROGRAMS

The discussion of Purchase and Redemption Programs is supplemented as follows:

    As a shareholder of class C shares, you have available to you a number of services and investment programs as described in the Prospectus under this caption. Some of these services and programs may not be available to you if your shares are held in the name of your financial adviser or if your investment in the fund is made through a retirement plan.

    The discussion about shareholder services and investment programs under "Purchase and Redemption Programs" applies to class C shares, except that the letter of intent and right of accumulation programs are only available to class A shareholders. In addition, the information under "Systematic Withdrawal Plan" is supplemented as follows:

FOR THE SYSTEMATIC WITHDRAWAL PLAN

For class C shares, you can receive up to 10% (15% for certain IRA distributions) of the value of your account through these payments in any one year (measured at the time you establish this plan). You will incur no CDSC on class C shares redeemed under this plan.

5. FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the fund's financial performance for the past five years and is supplemented as follows:

    The financial highlights for the six months ended February 29, 2000 (unaudited) for class A and class B shares are presented below and are included in the Semiannual Report to Shareholders of the fund. The unaudited interim financial statements contained in the fund's Semiannual Report and the financial highlights reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the six month period ended February 29, 2000. A copy of the fund's Semiannual Report is available, without charge, upon request, by writing MFS Service Center, Inc., 2 Avenue de Lafayette, Boston, MA 02111-1738, or by calling MFS Service Center, Inc., toll-free, 1-800-225-2606. Class C shares of the fund are newly offered and therefore do not have financial results available.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                           SIX MONTHS ENDED         ---------------------------------------------------------------------------
                          FEBRUARY 29, 2000               1999             1998            1997            1996            1995
                                (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
                                    CLASS A
-------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning
 of period                           $14.95             $11.06           $16.81          $13.16          $15.55          $13.41
                                     ------             ------           ------          ------          ------          ------

Income from investment
  operations# -
  Net investment loss                $(0.06)            $(0.08)          $(0.12)         $(0.13)         $(0.08)         $(0.05)
  Net realized and unrealized
    gain (loss) on investments
    and foreign currency              12.26               5.72            (2.49)           5.46            0.58            3.22
                                     ------             ------           ------          ------          ------          ------
  Total from investment
    operations                       $12.20             $ 5.64           $(2.61)         $ 5.33          $ 0.50          $ 3.17
                                     ------             ------           ------          ------          ------          ------

Less distributions declared
  to shareholders from net
  realized gain on
  investments and foreign
  currency transactions              $(2.12)            $(1.75)          $(3.14)         $(1.68)         $(2.89)         $(1.03)
                                     ------             ------           ------          ------          ------          ------
Net asset value - end of
 period                              $25.03             $14.95           $11.06          $16.81          $13.16          $15.55
                                     ------             ------           ------          ------          ------          ------
Total return(+)                       86.93%++           54.92%          (18.04)%         43.92%           3.92%          26.12%
Ratios (to average net assets)/Supplemental data:
  Expenses##                           1.32%+             1.36%            1.38%           1.43%           1.43%           1.46%
  Net investment loss                 (0.65)%+           (0.57)%          (0.79)%         (0.93)%         (0.56)%         (0.34)%
Portfolio turnover                      210%               334%             112%             96%            117%            115%
Net assets at end of period
 (000 omitted)                     $648,227           $326,805         $227,348        $288,227        $207,504        $178,367

  +Annualized.
 ++Not annualized.
  #Per share data are based on average shares outstanding.
 ##Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
(+)Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

FINANCIAL HIGHLIGHTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                           SIX MONTHS ENDED         ---------------------------------------------------------------------------
                          FEBRUARY 29, 2000               1999             1998            1997            1996            1995
                                (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                    CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning
 of period                           $15.04             $11.08           $16.81          $13.14          $15.46          $13.35
                                     ------             ------           ------          ------          ------          ------
Income from investment
  operations# -
  Net investment loss                $(0.12)            $(0.17)          $(0.22)         $(0.23)         $(0.18)         $(0.14)
  Net realized and unrealized
    gain (loss) on investments
    and foreign currency              12.34               5.75            (2.48)           5.47            0.58            3.20
                                     ------             ------           ------          ------          ------          ------
  Total from investment
    operations                       $12.22             $ 5.58           $(2.70)         $ 5.24          $ 0.40          $ 3.06
                                     ------             ------           ------          ------          ------          ------
Less distributions declared
  to shareholders from net
  realized gain on
  investments and foreign
  currency transactions              $(2.03)            $(1.62)          $(3.03)         $(1.57)         $(2.72)         $(0.95)
                                     ------             ------           ------          ------          ------          ------
Net asset value - end of
 period                              $25.23             $15.04           $11.08          $16.81          $13.14          $15.46
                                     ------             ------           ------          ------          ------          ------
Total return                          86.25%++           53.89%          (18.52)%         42.95%           3.17%          25.19%
Ratios (to average net assets)/Supplemental data:
  Expenses##                           1.97%+             2.01%            2.02%           2.11%           2.15%           2.18%
  Net investment loss                 (1.30)%+           (1.22)%          (1.43)%         (1.60)%         (1.27)%         (1.06)%
Portfolio turnover                      210%               334%             112%             96%            117%            115%
Net assets at end of period
 (000 omitted)                     $269,045           $127,024          $97,682        $157,052        $129,858        $199,773

 +Annualized.
++Not annualized.
 #Per share data are based on average shares outstanding.
##Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.

                         MFS(R) MANAGED SECTORS FUND

SUPPLEMENT DATED JUNE 1, 2000 TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION

    This Supplement supplements certain information in the fund's current Statement of Additional Information (SAI). The caption headings used in this Supplement correspond with the caption headings used in the SAI.

INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS
This section of the SAI is supplemented as follows:

    The Portfolio of Investments and the Statement of Assets and Liabilities at February 29, 2000, the Statement of Operations for the six months ended February 29, 2000, and the Statement of Changes in Net Assets for the six months ended February 29, 2000, each unaudited, and the audited Statement of Changes in Net Assets for year ended August 31, 1999, and the unaudited Notes to the Financial Statements, each of which is included in the Semiannual Report to Shareholders of the Fund, are incorporated by reference into the SAI. A copy of the Semiannual Report accompanies this Supplement.

SHARE OWNERSHIP
Appendix F of the SAI is supplemented as follows:

OWNERSHIP OF TRUSTEES AND OFFICERS. As of April 30, 2000, the Trustees and Officers of the Trust as a group owned less than 1% of any class of the Fund's shares.

25% OR GREATER OWNERSHIP. As of April 30, 2000, no investor owned 25% or more of the Fund's shares (all classes taken together).

5% OR GREATER OWNERSHIP OF SHARE CLASS. As of April 30, 2000, the Trustees of the MFS Defined Contribution Plan,
c/o                             Mark Leary, Massachusetts Financial Services
Company, 500 Boylston Street, Boston, Massachusetts 02116, owned 100% of the Class I shares of the Fund.

PERFORMANCE INFORMATION
Appendix G of the SAI is supplemented as follows:

All performance quotations are as of February 29, 2000.

                                                                                    ACTUAL 30-
                                          AVERAGE ANNUAL TOTAL RETURNS              DAY YIELD       30-DAY YIELD     CURRENT
                                       ----------------------------------------     (INCLUDING ANY  (WITHOUT ANY     DISTRIBUTION
                                       1 YEAR         5 YEARS        10 YEARS       WAIVERS)        WAIVERS)         RATE
                                       -------------------------------------------------------------------------------------------
Class A Shares, with initial sales
  charge (5.75%)                        95.69%        32.83%         21.54%         N/A             N/A              N/A

Class A Shares, at net asset value     107.63%        34.41%         22.26%         N/A             N/A              N/A

Class B Shares, with CDSC
  (declining over 6 years from
  4% to 0%)                            102.28%        33.37%         21.79%         N/A             N/A              N/A

Class B Shares, at net asset value     106.28%        33.50%         21.79%         N/A             N/A              N/A

Class C Shares, with CDSC
  (1% for first year)                  N/A            N/A            N/A            N/A             N/A              N/A

Class C Shares, at net asset value     N/A            N/A            N/A            N/A             N/A              N/A

Class I Shares, at net asset value     108.44%        34.36%         22.18%         N/A             N/A              N/A
--------------------

    Class C share performance is not included in the above table since class C shares were not available for sale as of February 29, 2000.

    The Fund commenced investment operations on December 29, 1986 with the offering of class B shares and subsequently offered class A shares on September 20, 1993, class C shares on June 1, 2000 and class I shares on January 2, 1997. Class A share performance includes the performance of the Fund's class B shares for periods prior to the offering of class A shares. This blended class A share performance has been adjusted to take into account the initial sales charge
(load) applicable to class A shares, rather than CDSC applicable to class B shares. This blended performance has not been adjusted to take into account differences in class specific operating expenses. Class A share performance generally would have been higher than class B share performance had class A shares been offered for the entire period, because certain operating expenses (e.g., distribution and service fees) attributable to class B shares are higher than those of class A shares.

    Class I share performance includes the performance of the Fund's class B shares for periods prior to the offering of class I shares. This blended class I share performance has been adjusted to take into account the fact that class I shares have no CDSC. This blended performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of class I shares are lower than those of class B shares, this blended class I share performance is lower than the performance of class I shares would have been had class I shares been offered for the entire period.

#39618 V1

                               MFS SERIES TRUST I


                           MFS(R) MANAGED SECTORS FUND


                                     PART C

ITEM 23.          FINANCIAL STATEMENTS AND EXHIBITS


                  (A)      FINANCIAL STATEMENTS INCLUDED IN PARTS A AND B:

                           INCLUDED IN PART A OF THIS REGISTRATION STATEMENT:

                                 For the five years ended August 31, 1999 and the six months ended February 29, 2000:
                                    Financial Highlights

                           INCLUDED IN PART B OF THIS REGISTRATION STATEMENT:

                                 At August 31, 1999:
                                    Portfolio of Investments*
                                    Statement of Assets and Liabilities*

                                 For the two years ended August 31, 1999:
                                    Statement of Changes in Net Assets*

                                 For the year ended August 31, 1999:
                                    Statement of Operations*

                                 At February 29, 2000:
                                    Portfolio of Investments**
                                    Statement of Assets and Liabilities**

                                 For the six months ended February 29, 2000:
                                    Statement of Changes in Net Assets**
                                    Statement of Operations**
------------------
* Incorporated by reference to the Fund's Annual Report to Shareholders dated August 31, 1999, filed with the SEC on October 21, 1999.
** Incorporated by reference to the Fund's Semi-Annual Report to Shareholders dated February 29, 2000, filed with the SEC on April 25, 2000.



                  (B)      EXHIBITS:

                            1  (a)   Amended and Restated Declaration of Trust,
                                     dated January 6, 1995. (1)

                               (b) Amendment to Declaration of Trust, dated October 12, 1995. (15)

                               (c) Amendment to Declaration of Trust, dated February 21, 1996. (3)

                               (d) Amendment to Declaration of Trust, dated June 12, 1996. (4)

                               (e) Amendment to Declaration of Trust, dated October 9, 1996. (5)

                               (f) Amendment to Declaration of Trust, dated December 19, 1996 to redesignate Class P Shares as Class I Shares. (8)

                               (g) Amendment to Declaration of Trust, dated April 9, 1997 to redesignate MFS Aggressive Growth Fund as MFS Strategic Growth Fund.
                                     (8)

                               (h) Amendment to Declaration of Trust, dated February 19, 1998 to add a new series. (11)

                               (i) Amendment to Declaration of Trust, dated August 24, 1998 to redesignate name of MFS World Asset Allocation Fund to MFS Global Asset Allocation Fund. (13)

                               (j) Amendment to Declaration of Trust, dated October 30, 1998 to terminate MFS Real Estate Investment Fund. (13)


                               (k) Amendment to Declaration of Trust, dated February 22, 1999 to terminate MFS Special Opportunities Fund. (19)

                               (l)   Amendment to the Declaration of Trust,
                                     dated October 28, 1999, regarding the
                                     Establishment and Designation of Class J shares of MFS Strategic Growth Fund. (19)

                               (m) Amendment to Declaration of Trust, dated December 23, 1999 to terminate MFS Blue Chip Fund and MFS Convertible Securities Fund. (19)

                               (n)   Amendment to Declaration of Trust to
                                     establish MFS Japan Equity Fund and MFS
                                     Global Telecommunications Fund as new
                                     series. (19)

                               (o) Form of Amendment to Declaration of Trust to establish Class C shares of MFS Managed Sectors Fund; filed herewith.


                            2 Amended and Restated By-Laws dated December 14, 1994. (1)

                            3        Form of Share Certificate for Classes of
                                     shares.  (4)

                            4  (a)   Investment Advisory Agreement for MFS
                                     Cash Reserve Fund, dated September 1, 1993.
                                     (15)

                               (b)   Investment Advisory Agreement for MFS
                                     Managed Sectors Fund, dated September 1,
                                     1993. (15)

                               (c) Investment Advisory Agreement for MFS World Asset Allocation Fund, dated June 2, 1994.
                                     (15)

                               (d)   Investment Advisory Agreement for MFS
                                     Equity Income Fund, dated January 2, 1996.
                                     (3)

                               (e) Amendment to Investment Advisory Agreement for MFS Research Growth and Income Fund, dated January 2, 1997. (8)

                               (f) Investment Advisory Agreement for MFS Core Growth Fund, dated January 2, 1996. (3)

                               (g)   Investment Advisory Agreement for MFS
                                     Aggressive Growth Fund, dated January 2,
                                     1996. (3)

                               (h)   Investment Advisory Agreement for MFS
                                     Special Opportunities Fund, dated January
                                     2, 1996. (3)

                               (i)   Investment Advisory Agreement for MFS
                                     Convertible Securities Fund, dated
                                     January 2, 1997.  (8)

                               (j) Investment Advisory Agreement for MFS Blue Chip Fund, dated January 2, 1997. (8)

                               (k) Investment Advisory Agreement for MFS New Discovery Fund, dated October 30, 1997.
                                     (10)

                               (l)   Investment Advisory Agreement for MFS
                                     Science and Technology Fund, dated January
                                     2, 1997. (8)

                               (m)   Investment Advisory Agreement for MFS
                                     Research International Fund, dated January
                                     2, 1997. (8)

                               (n) Amendment to Investment Advisory Agreement dated July 1, 1998. (13)


                               (o) Form of Investment Advisory Agreement for MFS Japan Equity Fund. (19)

                               (p) Form of Investment Advisory Agreement for MFS Global Telecommunications Fund. (19)


                            5  (a)   Distribution Agreement, dated January 1,
                                     1995. (1)

                               (b)   Dealer Agreement between MFS Fund
                                     Distributors, Inc., ("MFD") and a dealer
                                     and the Mutual Fund Agreement between MFD
                                     and a bank effective November 29, 1999.
                                     (17)

                            6 Retirement Plan for Non-Interested Person Trustees, as amended and restated February 10, 1999. (2)

                            7  (a)   Custodian Agreement, dated January 28,
                                     1988. (15)

                               (b) Amendment No. 1 to the Custodian Agreement, dated February 29, 1988 and October 1, 1989, respectively. (15)

                               (c) Amendment No. 2 to the Custodian Agreement, dated October 9, 1991. (15)

                            8  (a)   Shareholder Servicing Agent Agreement,
                                     dated September 10, 1986. (15)

                               (b) Amendment to Shareholder Servicing Agent Agreement to amend fee schedule, dated April 1, 1999. (16)

                               (c) Exchange Privilege Agreement, dated July 30, 1997. (9)

                               (d) Dividend Disbursing Agent Agreement dated September 10, 1986. (15)

                               (e) Master Administrative Services Agreement dated March 1, 1997, as amended and restated April 1, 1999. (12)

                               (f) Trustee Fee Deferral Plan adopted February 10, 1999. (16)


                            9 Opinion and Consent of Counsel, dated May 30, 2000; filed herewith.


                           10  (a)   Auditor's Consent Letter for Deloitte &
                                     Touche LLP regarding MFS Managed Sectors
                                     Fund and MFS Cash Reserve Fund. (16)

                               (b) Auditor's Consent Letter for Ernst & Young LLP regarding MFS Global Asset Allocation Fund, MFS Equity Income Fund, MFS Research Growth and Income Fund, MFS Strategic Growth Fund, MFS Core Growth Fund, MFS Convertible Securities Fund, MFS Blue Chip Fund, MFS Science and Technology Fund, MFS New Discovery Fund and MFS Research International Fund. (16)

                           11        Not Applicable.

                           12        Not Applicable.


                           13        (a) Amended and Restated Master
                                     Distribution Plan pursuant to Rule 12b-1
                                     under the Investment Company Act of 1940
                                     effective December 8, 1999. (18)

                               (b) Exhibits as revised February 9, 2000 to the Amended and Restated Master Distribution Plan. (19)


                           14        Not Applicable.


                           15  (a)   Plan pursuant to Rule 18f-3(d) under
                                     the Investment Company Act of 1940, as
                                     amended and restated July 30, 1998. (20)

                               (b) Exhibits as revised April 12, 2000 to the Amended and Restated Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940. (20)

                           16  (a)   Form of Code of Ethics for the fund
                                     pursuant to Rule 17j-1 under the Investment
                                     Company Act of 1940. (19)

                               (b) Code of Ethics for the fund's advisor and distributor pursuant to Rule 17j-1 under the Investment Company Act of 1940. (19)

                           Power of Attorney, dated August 11, 1994. (1) Power of Attorney, dated January 20, 1999. (19)


(1) Incorporated by reference to the Registrant's Post-Effective Amendment No. 20 filed with the SEC via EDGAR on March 30, 1995.
(2) Incorporated by reference to MFS(R) Government Limited Maturity Fund (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 20 filed with the SEC via EDGAR on February 26, 1999.
(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed with the SEC via EDGAR on March 29, 1996.
(4) Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the SEC via EDGAR on August 27, 1996.
(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 26 filed with the SEC via EDGAR on October 15, 1996.
(6) Incorporated by reference to MFS(R) Series Trust II (File Nos. 33-7637 and 811-4775) Post-Effective Amendment No. 27 filed with the SEC via EDGAR on May 28, 1998.
(7) Incorporated by reference to MFS(R) Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 24 filed with the SEC via EDGAR on May 29, 1997.
(8) Incorporated by reference to the Registrant's Post-Effective Amendment No. 28 filed with the SEC on June 26, 1997.
(9) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 64 filed with the SEC on October 29, 1997.
(10) Incorporated by reference to the Registrant's Post-Effective Amendment No. 29 filed with the SEC on December 24, 1997.
(11) Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the SEC via EDGAR on March 11, 1998.
(12) Incorporated by reference to MFS(R) Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on March 31, 1999.
(13) Incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the SEC via EDGAR on November 17, 1998.
(14) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 25 filed with the SEC via EDGAR on May 14, 1999.
(15) Incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the SEC via EDGAR on October 17, 1995.
(16) Incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the SEC via EDGAR on October 29, 1999.
(17) Incorporated by reference to MFS Series Trust V (File Nos. 2-38613 and 811-2031) Post-Effective Amendment No. 48 filed with the SEC via EDGAR on November 29, 1999.
(18) Incorporated by reference to MFS Series Trust VI (File Nos. 33-34502 and 811-6102) Post-Effective Amendment No. 15 filed with the SEC via EDGAR on February 28, 2000.

(19) Incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the SEC via EDGAR on March 15, 2000.
(20) Incorporated by reference to MFS Growth Limited Maturity Fund (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 21 filed with the SEC via EDGAR on April 28, 2000.


ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           Not applicable.

ITEM 25.   INDEMNIFICATION

           Reference is hereby made to (a) Article V of the Trust's Declaration of Trust, incorporated by reference to the Registrant's Post-Effective Amendment No. 20 filed with the SEC via EDGAR on March 30, 1995 and (b) Section 8 of the Shareholder Servicing Agent Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the SEC via EDGAR on October 17, 1995.

           The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


           MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below):
Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has ten series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS Global Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International Fund), MFS Series Trust II (which has four series: MFS Emerging Growth Fund, MFS Large Cap Growth Fund, MFS Intermediate Income Fund and MFS Charter Income Fund), MFS Series Trust III (which has three series: MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund), MFS Series Trust V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS International Opportunities Fund, MFS International Strategic Growth Fund and MFS International Value Fund), MFS Series Trust VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund), MFS Series Trust VII (which has two series: MFS Global Governments Fund and MFS Capital Opportunities Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS Global Growth Fund), MFS Series Trust IX (which has eight series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Mid Cap Value Fund, MFS Large Cap Value Fund and MFS High Quality Bond Fund), MFS Series Trust X (which has ten series: MFS Government Mortgage Fund, MFS Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Growth and Income Fund, MFS Strategic Value Fund, MFS Emerging Markets Debt Fund, MFS Income Fund, MFS European Equity Fund, MFS High Yield Fund and MFS Concentrated Growth Fund), MFS Series Trust XI (which has four series: MFS Union Standard Equity Fund, Vertex All Cap Fund, Vertex Contrarian Fund and Vertex Income Fund), and MFS Municipal Series Trust (which has 18 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund, MFS Municipal Income Fund, MFS New York High Income Tax Free Fund and MFS Massachusetts High Income Tax Free Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

           MFS also serves as investment adviser of the following open-end
Funds: MFS Institutional Trust ("MFSIT") (which has nine series) and MFS Variable Insurance Trust ("MVI") (which has sixteen series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

           In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

           Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 26 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

           VERTEX INVESTMENT MANAGEMENT, INC., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex All Cap Fund, Vertex Contrarian Fund and Vertex Income Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

           MFS INTERNATIONAL LTD. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds known as the MFS Funds after January 1999 (which will have 11 portfolios as of January 1999):
U.S. Equity Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Dollar Reserve Fund, Charter Income Fund, U.S. Research Fund, U.S. Strategic Growth Fund, Global Equity Fund, European Equity Fund and European Corporate Bond Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg. MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Global Growth Fund, MFS Meridian Money Market Fund, MFS Meridian Global Balanced Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian Strategic Growth Fund and MFS Meridian Global Asset Allocation Fund and the MFS Meridian Research International Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

           MFS INTERNATIONAL (U.K.) LTD. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

           MFS INSTITUTIONAL ADVISORS (AUSTRALIA) LTD. ("MFSI-AUSTRALIA"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

           MFS HOLDINGS AUSTRALIA PTY LTD. ("MFS HOLDINGS AUSTRALIA"), a private limited company organized pursuant to the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000 Australia, and whose function is to serve primarily as a holding company.

           MFS FUND DISTRIBUTORS, INC. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

           MFS SERVICE CENTER, INC. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

           MFS INSTITUTIONAL ADVISORS, INC. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

           MFS RETIREMENT SERVICES, INC. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

           MASSACHUSETTS INVESTMENT MANAGEMENT CO., LTD. ("MIMCO"), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMCO, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

           MFS HERITAGE TRUST COMPANY ("MFS TRUST"), a New Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

           MFS

           The Directors of MFS are Jeffrey L. Shames, Arnold D. Scott, John W. Ballen, Kevin R. Parke, Thomas J. Cashman, Jr., Joseph W. Dello Russo, William
W. Scott, Donald A. Stewart, James Prieur and William W. Stinson. Mr. Shames is the Chairman and Chief Executive Officer, Mr. Ballen is President and Chief Investment Officer, Mr. Arnold Scott is a Senior Executive Vice President, Mr. William Scott, Mr. Cashman, Mr. Dello Russo and Mr. Parke are Executive Vice Presidents (Mr. Dello Russo is also Chief Financial Officer and Chief Administrative Officer and Mr. Parke is also Chief Equity Officer), Stephen E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert
T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

           MASSACHUSETTS INVESTORS TRUST
           MASSACHUSETTS INVESTORS GROWTH STOCK FUND
           MFS GROWTH OPPORTUNITIES FUND
           MFS GOVERNMENT SECURITIES FUND
           MFS SERIES TRUST I
           MFS SERIES TRUST V
           MFS SERIES TRUST VI
           MFS SERIES TRUST X
           MFS GOVERNMENT LIMITED MATURITY FUND

           Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London, a Senior Vice President of MFS, is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Clerk and Assistant Secretary.

           MFS SERIES TRUST II

           Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

           MFS GOVERNMENT MARKETS INCOME TRUST
           MFS INTERMEDIATE INCOME TRUST

           Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

           MFS SERIES TRUST III

           Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

           MFS SERIES TRUST IV
           MFS SERIES TRUST IX

           Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

           MFS SERIES TRUST VII

           Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

           MFS SERIES TRUST VIII

           Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

           MFS MUNICIPAL SERIES TRUST

           Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

           MFS VARIABLE INSURANCE TRUST
           MFS SERIES TRUST XI
           MFS INSTITUTIONAL TRUST

           Jeffrey L. Shames is the President and Chairman, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen
M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

           MFS MUNICIPAL INCOME TRUST

           Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

           MFS MULTIMARKET INCOME TRUST
           MFS CHARTER INCOME TRUST

           Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

           MFS SPECIAL VALUE TRUST

           Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

           MFS/SUN LIFE SERIES TRUST

           C. James Prieur, President and Director of Sun Life Assurance Company of Canada, is the President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

           MONEY MARKET VARIABLE ACCOUNT
           HIGH YIELD VARIABLE ACCOUNT
           CAPITAL APPRECIATION VARIABLE ACCOUNT
           GOVERNMENT SECURITIES VARIABLE ACCOUNT
           TOTAL RETURN VARIABLE ACCOUNT
           GLOBAL GOVERNMENTS VARIABLE ACCOUNT
           MANAGED SECTORS VARIABLE ACCOUNT

           C. James Prieur is the President, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr., is the Assistant Secretary.

           MIL FUNDS

           Jeffrey L. Shames is Chairman, Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

           MFS MERIDIAN FUNDS

           Jeffrey L. Shames is Chairman, Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr. is the Assistant Secretary and James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers.

           VERTEX

           Jeffrey L. Shames is the Chairman and President, Arnold D. Scott is a Director, Kevin R. Parke and John W. Ballen are Executive Vice Presidents, John
D. Laupheimer is a Senior Vice President, Brian E. Stack is a Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

           MIL

           Peter D. Laird is President and a Director, Arnold D. Scott, Jeffrey
L. Shames and Thomas J. Cashman, Jr. are Directors, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo, Executive Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

           MIL-UK

           Peter D. Laird is President and a Director, Thomas J. Cashman, Arnold
D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is a Director and the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

           MFSI - AUSTRALIA

           Thomas J. Cashman, Jr. is President and a Director, Graham E. Lenzer, John A. Gee and David Adiseshan are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

           MFS HOLDINGS - AUSTRALIA

           Jeffrey L. Shames is the President and a Director, Arnold D. Scott, Thomas J. Cashman, Jr., and Graham E. Lenzer are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

           MFD

           Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

           MFSC

           Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President and Chief Information Officer of MFS, is Vice Chairman and a Director, Janet A. Clifford is the President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

           MFSI

           Thomas J. Cashman, Jr. is Chairman and a Director, Jeffrey L. Shames, and Arnold D. Scott are Directors, Joseph J. Trainor is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, Kevin R. Parke is the Executive Vice President and a Managing Director, George F. Bennett, Jr., John A. Gee, Brianne Grady, Joseph A. Kosciuszek and Joseph J. Trainor are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

           RSI

           Arnold D. Scott is the Chairman and a Director, Martin E. Beaulieu is the President, William W. Scott, Jr. is a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

           MIMCO

           Jeffrey L. Shames, Arnold D. Scott and Mamoru Ogata are Directors, Shaun Moran is the Representative Director, Joseph W. Dello Russo is the Statutory Auditor, Robert DiBella is the President and Thomas B. Hastings is the Assistant Statutory Auditor.

           MFS TRUST

           The Directors of MFS Trust are Martin E. Beaulieu, Stephen E. Cavan, Janet A. Clifford, Joseph W. Dello Russo and Joseph A. Kosciuszek. Mr. Cavan is President, Mr. Dello Russo is Treasurer, and Robert T. Burns is Clerk of MFS Trust.

           In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

           Donald A. Stewart   Chairman, Sun Life Assurance Company of Canada,
                               Sun Life Centre, 150 King Street West, Toronto,
                               Ontario, Canada (Mr. Stewart is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

           C. James Prieur     President and a Director, Sun Life Assurance
                               Company of Canada, Sun Life Centre, 150 King
                               Street West, Toronto, Ontario, Canada (Mr. Prieur is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

           William W. Stinson  Director, Sun Life Assurance Company of Canada,
                               Sun Life Centre, 150 King Street West, Toronto, Ontario, Canada; Director, United Dominion Industries Limited, Charlotte, N.C.; Director, PanCanadian Petroleum Limited, Calgary, Alberta; Director, LWT Services, Inc., Calgary Alberta; Director, Western Star Trucks, Inc., Kelowna, British Columbia; Director, Westshore Terminals Income Fund, Vancouver, British Columbia; Director (until 4/99), Canadian Pacific Ltd., Calgary, Alberta


ITEM 27.   DISTRIBUTORS

           (a) Reference is hereby made to Item 26 above.

           (b) Reference is hereby made to Item 26 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

           (c) Not applicable.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

           The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                         NAME                                ADDRESS
                         ----                                -------

           Massachusetts Financial Services            500 Boylston Street
              Company (investment adviser)             Boston, MA  02116

           MFS Fund Distributors, Inc.                 500 Boylston Street
              (distributor)  Boston, MA  02116

           State Street Bank and Trust Company         State Street South
              (custodian)    5-West
                                                       North Quincy, MA  02171

           MFS Service Center, Inc.                    2 Avenue de LaFayette
              (transfer agent)                         Boston, MA  02111-1738

ITEM 29.   MANAGEMENT SERVICES

           Not applicable.

ITEM 30.   UNDERTAKINGS

           Not applicable.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 30th day of May, 2000.

                               MFS SERIES TRUST I


                               By:     JAMES R. BORDEWICK, JR.
                               Name:   James R. Bordewick, Jr.
                               Title:  Assistant Clerk and Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on May 30, 2000.


             SIGNATURE                               TITLE
             ---------                               -----


JEFFREY L. SHAMES*                     Chairman, President (Principal
----------------------------             Executive Officer) and Trustee
Jeffrey L. Shames


W. THOMAS LONDON*                      Treasurer (Principal Financial Officer
----------------------------             and Principal Accounting Officer)
W. Thomas London


RICHARD B. BAILEY*                     Trustee
----------------------------
Richard B. Bailey


MARSHALL N. COHAN*                     Trustee
----------------------------
Marshall N. Cohan


LAWRENCE H. COHN, M.D.*                Trustee
----------------------------
Lawrence H. Cohn, M.D.


SIR J. DAVID GIBBONS*                  Trustee
----------------------------
Sir J. David Gibbons


ABBY M. O'NEILL*                       Trustee
----------------------------
Abby M. O'Neill


WALTER E. ROBB, III*                   Trustee
----------------------------
Walter E. Robb, III


ARNOLD D. SCOTT*                       Trustee
----------------------------
Arnold D. Scott


J. DALE SHERRATT*                      Trustee
----------------------------
J. Dale Sherratt


WARD SMITH*                            Trustee
----------------------------
Ward Smith


                                       *By:  JAMES R. BORDEWICK, JR.
                                             ----------------------------
                                       Name: James R. Bordewick, Jr.
                                             as Attorney-in-fact

                                       Executed by James R. Bordewick, Jr. on
                                       behalf of those indicated pursuant to (i) a Power of Attorney dated August 11, 1994, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the SEC via EDGAR on October 17, 1995 and (ii) a Power of Attorney dated January 20, 1999, incorporated by reference to the Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission via EDGAR on March 15, 2000.

                                INDEX TO EXHIBITS


EXHIBIT NO.            DESCRIPTION OF EXHIBIT                          PAGE NO.
-----------            ----------------------                          --------

     1  (o)  Form of Amendment to Declaration of Trust to establish
               Class C shares of MFS Managed Sectors Fund.

     9       Opinion and Consent of Counsel, dated May 30, 2000.